UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Clockwise U.S. Core Equity ETF Tailored Shareholder Report

annual shareholder report August 31, 2026

Clockwise U.S. Core Equity ETF

Ticker: TIME (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Clockwise U.S. Core Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at 866‑864‑3968 or by writing to the Clockwise U.S. Core Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise U.S. Core Equity ETF	$98	0.92%

Cumulative Performance

(Initial Investment of $10,000)

Clockwise U.S. Core Equity ETF - at NAV - $16,478
S&P 500® Total Return Index - $18,981
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
01/27/2022
02/28/2022
08/31/2022
02/28/2023
08/31/2023
02/29/2024
08/31/2024
02/28/2025
08/31/2025
02/28/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	3 Year	Since Inception (1/27/22)
Clockwise U.S. Core Equity ETF - at NAV	13.99%	21.44%	11.49%
S&P 500® Total Return Index	20.38%	21.04%	14.98%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance prior to June 22, 2024 is that of another investment vehicle (the "Predecessor Account") before the commencement of the Fund's operations.

Visit www.clockwisefunds.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund returned 13.99%, compared to 20.38% for the S&P 500® Total Return Index.

The reporting period was characterized by persistent upward earnings revisions across the technology sector, particularly among companies tied to semiconductors and artificial intelligence. Simultaneously, inflation reaccelerated, the global fiscal picture weakened, and geopolitical tensions rose. Equity markets largely looked past these risks, with leadership increasingly concentrated in a narrow set of technology themes. Valuations ended the period elevated by historical standards, though less stretched when adjusted for expected earnings growth.

The Fund maintained significant exposure to innovation themes throughout the period, including a sizable allocation to semiconductors, which participated in the market’s advance. The Fund is also actively managed with an emphasis on the path and variability of returns, not only their level. With stresses building in the economy and bond market, the Fund paired that growth exposure with sizable hedges, which weighed on relative performance in a narrow, momentum-driven market.

What factors influenced performance?

While market volatility remained low and secular themes dominated, we view the market’s risk-reward dynamics as largely balanced. Beneath the surface, signs of more systemic risk are beginning to emerge. The Fund continued to participate in innovation-driven opportunities while hedging against these risks, which may have constrained upside during the period. These risks include (1) rising global bond yields and deteriorating fiscal health, (2) increasing concentration of returns as market breadth narrows, (3) elevated commodity prices adding hawkish pressure on monetary policy, (4) widening credit spreads, particularly in lower-quality credit, and (5) political and geopolitical uncertainty.

Positioning

  Maintaining exposure to leading secular themes in innovation, including semiconductors and artificial intelligence
  Reducing exposure to small-caps as interest rates move higher
  Broadening diversification into commodities, value, and dividend-paying equities
  Reducing single-name concentration to limit idiosyncratic risk
  Maintaining elevated hedges to dampen volatility and manage drawdown risk

Clockwise U.S. Core Equity ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$15,390
Number of Holdings	41
Total Advisory Fee	$135,408
Portfolio Turnover Rate	909%

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Net Assets)

Technology 48.0%
Communications 13.8%
Energy 8.2%
Exchange Traded Funds 6.8%
Consumer Discretionary 6.1%
Consumer Staples 5.1%
Financials 4.1%
Health Care 3.0%
Industrials 2.3%
Materials 2.0%
Cash & Cash Equivalents 0.6%

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
Apple, Inc.	10.4%
NVIDIA Corp.	7.2%
Microsoft Corp.	5.1%
Space Exploration Technologies Corp. - Class A	4.2%
Alphabet, Inc. - Class A	4.1%
Intel Corp.	3.9%
ProShares UltraPro Short QQQ	3.8%
Broadcom, Inc.	3.8%
Advanced Micro Devices, Inc.	3.1%
Elanco Animal Health, Inc.	3.0%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.clockwisefunds.com.

Fund Changes

Effective December 29, 2025, the following changes were made to the Fund. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of U.S. based companies, including common stocks, partnership interests, other equity investments or ownership interests in business enterprises, and securities or instruments (such as ETFs and options) investing in or providing long or short exposure to equity securities of U.S. based companies. The Fund's name changed from Clockwise Core Equity & Innovation ETF to Clockwise U.S. Core Equity ETF.

Effective April 29, 2026, Eli Mikel and Adam Simon were added as portfolio managers of the Fund.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Clockwise U.S. Core Equity ETF

	FYE 8/31/2026	FYE 8/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Fund, for engagements directed related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$3,100	$495,000	N/A	$498,100
2025	3,000	N/A	N/A	3,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

August 31, 2026

Tidal Trust II

Clockwise U.S. Core Equity ETF	| TIME | NYSE Arca, Inc.

Clockwise U.S. Core Equity ETF

Clockwise U.S. Core Equity ETF

Schedule of Investments

August 31, 2026

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary Products - 2.1%
Tesla, Inc.(a)	902	$331,891

Consumer Staple Products - 4.1%
Keurig Dr Pepper, Inc.	7,300	232,578
Philip Morris International, Inc.	2,100	393,330
		625,908
Financial Services - 2.7%
Hut 8 Corp.(a)	5,216	410,186

Health Care - 3.0%
Elanco Animal Health, Inc.(a)	19,163	458,379

Industrial Products - 1.3%
Bloom Energy Corp. - Class A(a)	1,000	206,300

Industrial Services - 1.0%
CSX Corp.	3,000	151,530

Insurance - 1.5%
Berkshire Hathaway, Inc. - Class B(a)	450	226,814

Materials - 2.0%
Ecolab, Inc.	1,097	310,671

Media - 13.8%
Alphabet, Inc. - Class A	1,845	626,101
AppLovin Corp. - Class A(a)	400	124,824
Meta Platforms, Inc. - Class A	268	153,387
Netflix, Inc.(a)	2,000	162,100
Space Exploration Technologies Corp. - Class A(a)	4,500	646,605
Take-Two Interactive Software, Inc.(a)	1,890	415,233
		2,128,250

Oil & Gas - 8.2%
Chevron Corp.	800	164,912
ConocoPhillips	2,700	357,723
ExxonMobil Holdings Corp.	2,100	337,995
Phillips 66	807	198,990
Valero Energy Corp.	550	197,406
		1,257,026

Retail & Wholesale - Discretionary - 3.9%
Amazon.com, Inc.(a)	1,755	455,896
FirstCash Holdings, Inc.	700	150,129
		606,025

Retail & Wholesale - Staples - 1.0%
Dollar General Corp.	1,200	152,100

The accompanying notes are an integral part of these financial statements.

Software & Tech Services - 11.9%
Adobe, Inc.(a)	1,180	$345,492
Datadog, Inc. - Class A(a)	600	142,224
DocuSign, Inc.(a)	5,400	357,858
Microsoft Corp.	1,548	785,285
Nebius Group NV - Class A(a)	1,000	206,320
		1,837,179

Tech Hardware & Semiconductors - 36.1%(b)
Advanced Micro Devices, Inc.(a)	1,012	476,368
Apple, Inc.	5,068	1,605,796
ASML Holding NV	180	305,282
Broadcom, Inc.	1,582	585,878
Coherent Corp.(a)	790	219,486
Intel Corp.(a)	6,622	592,735
Lumentum Holdings, Inc.(a)	245	224,116
Marvell Technology, Inc.	1,250	264,575
Micron Technology, Inc.	179	171,613
NVIDIA Corp.	5,030	1,110,523
		5,556,372

TOTAL COMMON STOCKS (Cost $12,929,392)		14,258,631

EXCHANGE TRADED FUNDS - 6.8%	Shares	Value
ProShares UltraPro Short QQQ	15,300	589,203
ProShares UltraShort QQQ	31,701	451,105

TOTAL EXCHANGE TRADED FUNDS (Cost $1,016,096)		1,040,308

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	93,820	93,820

TOTAL SHORT-TERM INVESTMENTS (Cost $93,820)		93,820

TOTAL INVESTMENTS - 100.0% (Cost $14,039,308)		$15,392,759
Liabilities in Excess of Other Assets - 0.0%(d)		(2,549)
TOTAL NET ASSETS - 100.0%		$15,390,210

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

August 31, 2026

Clockwise U.S. Core Equity ETF
ASSETS:
Investments, at value (cost $14,039,308) (Note 2)	$15,392,759
Dividends receivable	8,743
Interest receivable	390
Total assets	15,401,892

LIABILITIES:
Payable to Adviser, net (Note 4)	11,682
Total liabilities	11,682
NET ASSETS	$15,390,210

NET ASSETS CONSISTS OF:
Paid-in capital	$14,472,385
Total distributable earnings/(accumulated losses)	917,825
Total Net Assets	$15,390,210

Net assets	$15,390,210
Shares issued and outstanding(a)	575,000
Net asset value per share	$26.77

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended August 31, 2026

Clockwise U.S. Core Equity ETF
INVESTMENT INCOME:
Dividend income	$149,994
Interest income	8,637
Less: Issuance fees	(89)
Less: Dividend withholding taxes	(666)
Total investment income	157,876

EXPENSES:
Investment advisory fee (Note 4)	140,561
Total expenses	140,561
Expenses reimbursed or waived by Adviser (Note 4)	(5,153)
Net expenses	135,408
NET INVESTMENT INCOME (LOSS)	22,468

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	550,506
In-kind redemptions	1,167,768
Net realized gain (loss)	1,718,274
Net change in unrealized appreciation (depreciation) on:
Investments	336,581
Net change in unrealized appreciation (depreciation)	336,581
Net realized and unrealized gain (loss)	2,054,855
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$2,077,323

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Clockwise U.S. Core Equity ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$22,468	$35,576
Net realized gain (loss)	1,718,274	3,367,666
Net change in unrealized appreciation (depreciation)	336,581	(1,597,410)
Net increase (decrease) in net assets resulting from operations	2,077,323	1,805,832

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(139,622)	(4,885,906)
Total distributions to shareholders	(139,622)	(4,885,906)

CAPITAL TRANSACTIONS:
Subscriptions	3,852,726	19,203,350
Redemptions	(10,507,878)	(18,129,027)
Net increase (decrease) in net assets from capital transactions	(6,655,152)	1,074,323

NET INCREASE (DECREASE) IN NET ASSETS	(4,717,451)	(2,005,751)

NET ASSETS:
Beginning of the period	20,107,661	22,113,412
End of the period	$15,390,210	$20,107,661

SHARES TRANSACTIONS
Subscriptions	150,000	675,000
Redemptions	(425,000)	(650,000)
Total increase (decrease) in shares outstanding	(275,000)	25,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Clockwise U.S. Core Equity ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2026	August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.66	$26.80	$23.00	$19.13	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.04	0.04	0.10	(0.02)	(0.05)
Net realized and unrealized gain
(loss)(d)	3.26	3.05	8.12	3.89	(5.82)
Total from investment operations	3.30	3.09	8.22	3.87	(5.87)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(4.96)	(4.40)	–	–
Net realized gains	–	(1.27)	(0.02)	–	–
Total distributions	(0.19)	(6.23)	(4.42)	–	–

Net asset value, end of period	$26.77	$23.66	$26.80	$23.00	$19.13
TOTAL RETURN(e)	13.99%	11.39%	40.79%	20.23%	(23.48)%

SUPPLEMENTAL DATA AND
RATIOS:
Net assets, end of period (in thousands)	$15,390	$20,108	$22,113	$17,253	$4,782
Ratio of expenses to average net assets:
Before Investment Advisory Fees
waived(f)(g)	0.95%	1.31%	0.95%	0.95%	0.95%
After Investment Advisory Fees
waived(f)(g)	0.92%	1.31%	0.95%	0.95%	0.95%
Ratio of tax expense to average net
assets(f)	–%	0.36%	–%	–%	–%
Ratio of operational expenses to
average net assets (f)(g)	0.92%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss)
to average net assets(c)(f)	0.15%	0.16%	0.40%	(0.05)%	(0.51)%
Portfolio turnover rate(e)(h)	909%	1,555%	648%	283%	54%

(a)	Inception date of the Fund was January 27, 2022.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Does not include expenses of the exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2026

NOTE 1 - ORGANIZATION

The Clockwise U.S. Core Equity ETF (formerly Clockwise Core Equity & Innovation ETF) (the “Fund”) is a non- diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Clockwise Capital LLC (“Clockwise” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Fund is the successor to the Clockwise Core Equity & Innovation ETF, a series of Capitol Series Trust (the “Predecessor Fund”), as a result of a reorganization of the Predecessor Fund into the Trust as of end of business day June 21, 2024. The Predecessor Fund commenced operations on January 27, 2022.

The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include exchange traded funds and Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent bid and ask prices for long and short positions, respectively. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Adviser, who the Board has designated as the Valuation Designee (as defined in Rule 2a-5). This valuation will be made in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Notes to Financial Statements

August 31, 2026

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$14,258,631	$–	$–	$14,258,631
Exchange Traded Funds	1,040,308	–	–	1,040,308
Money Market Funds	93,820	–	–	93,820
Total Investments	$15,392,759	$–	$–	$15,392,759

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of August 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Notes to Financial Statements

August 31, 2026

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may invest in other investment companies (the “Underlying Funds”), including ETFs, mutual funds, or money market funds. Securities transactions are recorded on a trade-date basis. Realized gains and losses from the sale of securities are determined using the specific identification method. Dividend income and distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, if any, is recognized on an accrual basis.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (“ARCA”) or the New York Stock Exchange is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

August 31, 2026

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in-kind and net equalization adjustments. For the fiscal year ended August 31, 2026, the following adjustments were made:

Paid-In Capital	Total distributable earnings/(accumulated losses)
$2,210,072	$(2,210,072)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Sector Risks. If the Fund invests a significant portion of its total assets in a certain sector or certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors than a fund that is more diversified.

●	Communications Sector Risk. Communication companies are particularly vulnerable to product and service obsolescence due to rapid technological advancements and competitive innovation. These companies also face competitive pressures, including pricing competition, high research and development costs, substantial capital requirements, and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics, and unpredictable changes in consumer preferences can significantly impact profitability. While all companies are susceptible to network security breaches, those in the communications sector may be prime targets for hacking, theft of proprietary or consumer information, or service disruptions, which could materially harm their business operations.

●	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment, among other things. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Options. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Notes to Financial Statements

August 31, 2026

●	Covered Calls. The risks of selling covered calls are two-fold. The first is that the Fund may still lose money if the price of the security declines to below the breakeven point (the strike price less the premium paid). The second is the opportunity risk of not participating in a large rise in the price of a security held in the Fund’s portfolio.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging sub- advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Investment Advisory Fee After Waiver
0.95%	0.89%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, and other non-routine or extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2026 are disclosed in the Statement of Operations.

Effective December 29, 2025, the Adviser has agreed to reduce its Investment Advisory Fee to 0.89% of the Fund’s average daily net assets through at least December 29, 2026. This agreement may be terminated only by, or with the consent of, the Board on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board. The fees waived under this agreement are not subject to recoupment.

Notes to Financial Statements

August 31, 2026

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily, and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub- Advisory Fee”). The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and the Excluded Expenses. For assuming the payment obligation for the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a portion of the profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser.

Tidal serves as the Fund’s administrator and, in that capacity, performs various administrative, compliance and management (other than investment advisory services) services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various administrative, accounting, transfer agency and management (other than investment advisory services) services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Prior to April 1, 2026, Fund Services also served as the Fund’s sub-administrator.

Foreside Fund Services, LLC, doing business as ACA Group (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

August 31, 2026

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $131,469,116 and $131,842,727, respectively.

For the year ended August 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended August 31, 2026, in-kind transactions associated with creations and redemptions for the Fund were $3,770,292 and $10,091,797, respectively.

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended August 31, 2026 and the prior fiscal year ended August 31, 2025 were as follows:

	August 31,	August 31,
Distributions paid from:	2026	2025
Ordinary Income	$139,622	$3,898,664
Long-Term Capital Gains	–	987,242
Totals	$139,622	$4,885,906

As of the fiscal year ended August 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$14,743,435
Gross tax unrealized appreciation	959,375
Gross tax unrealized depreciation	(310,051)
Net tax unrealized appreciation (depreciation)	649,324
Undistributed ordinary income (loss)	268,501
Undistributed long-term capital gain (loss)	–
Other accumulated gain (loss)	–
Total distributable earnings/(accumulated losses)	$917,825

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended August 31, 2026, the Fund had not elected to defer any post-October or late-year losses.

As of the fiscal year ended August 31, 2026, the Fund had no long-term or short-term capital loss carryovers.

Notes to Financial Statements

August 31, 2026

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the ARCA. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	Clockwise U.S. Core Equity ETF

To the Shareholders of Clockwise U.S. Core Equity ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Clockwise U.S. Core Equity ETF (formerly Clockwise Core Equity & Innovation ETF) (the “Fund”), a series of Tidal Trust II, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year or period ended August 31, 2023, and prior, were audited by other auditors whose report dated October 27, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2026

Additional Information (Unaudited)	Clockwise U.S. Core Equity ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Clockwise U.S. Core Equity ETF	7.74%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was as follows:

Clockwise U.S. Core Equity ETF	8.48%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended August 31, 2026, was as follows:

Clockwise U.S. Core Equity ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 19-20, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust) considered the approval of the renewal of:

●   the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Clockwise U.S. Core Equity ETF (the “Clockwise ETF”) ;

●   the Sub-Advisory Agreement between the Adviser and Clockwise Capital LLC, on behalf of the Clockwise U.S. Core Equity ETF;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the historical performance of the Funds; (iii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services provided to the Funds, including any fall-out benefits; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board throughout the year, including information provided prior to and at the meetings held on June 30, 2026, July 21, 2026  and the meetings held on August 19 and August 20, 2026.  Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreements and Sub-Advisory Agreements, as well as specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Advisers involved in the day-to-day activities of the Funds. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure, compliance record, cybersecurity program, business continuity plan, and risk management process, and financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser  working with each Fund. The Board additionally noted that during the course of the prior year they had met with certain personnel of the Adviser and Sub-Advisers to discuss Fund performance and investment outlook, as well as, various marketing and compliance topics. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as: (i) the Fund’s stated investment objectives, (ii) income targets, (iii) its Morningstar category, (iv) a comparative peer group of similar funds selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Peer Group”) and/or (v) its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of March 31, 2026, is provided below:

For Clockwise U.S. Core Equity ETF, the Board noted that the Fund had underperformed the Peer Group median for the one-year period and that the Fund had performed in line with the Peer Group median for the three-year period.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.  The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. With respect to any Fund that uses a Cayman subsidiary as part of its investment strategy, the Board considered that neither the Adviser nor any applicable Sub-Adviser received any additional compensation for advisory services provided to such Cayman subsidiary.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Clockwise U.S. Core Equity ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that while many of the Funds were profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discussed and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable.  The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm.

The Board also considered that each Fund had one or more sponsors, each of which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board also considered that there are additional parties not named above who also share in the economic responsibilities for certain series of the Trust. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for each Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider.  The Board noted that the Adviser will review expenses as each Fund’s assets grow.  The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion.  No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 6, 2026

* Print the name and title of each signing officer under his or her signature.